SHARE-BASED COMPENSATION - Nonvested restricted shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other disclosures
Expected weighted-average period for unrecognized compensation expense to be recognized	1 year 3 months 21 days
Restricted Stock
Other disclosures
Compensation expense	$ 3,494	$ 2,634	$ 3,952
Unrecognized compensation expense	$ 5,577
Expected weighted-average period for unrecognized compensation expense to be recognized	1 year 4 months 24 days